Related Party Transactions - Compensation Expense for Key Management Personnel (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($) employee	Mar. 31, 2024 CAD ($) employee
Related party [Abstract]
Short-term employment benefits	$ 5,454	$ 10,440
Long-term employment benefits	31	41
Termination benefit	489	1,089
Directors’ fees	273	322
Share-based compensation	8,886	10,218
Total management compensation	15,133	22,110
Management compensation payable or accrued	$ 1,200	$ 1,800
Key management personnel
Disclosure of transactions between related parties [line items]
Number of employees | employee	14	10